INCOME TAXES (Schedule Of Components Of Income Tax Expense Benefit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Current income tax expense	$ 1,581,470	$ 1,387,373	$ 3,662,488
Deferred tax expense (benefit)	370,019	(622,928)	(515,495)
Total provision for income taxes	$ 1,951,489	$ 764,445	$ 3,146,993